Subsequent Events	12 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Note 11 - Subsequent Events	On August 12, 2015, the Company issued 3,900,000 shares of its common stock to four accredited investors from the previously completed private offering and sale of common stock. See Note 9.